Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,670,078)	$ (3,087,359)
Adjustments to reconcile net loss to net cash used in operating activities:
Effect of exchange rate changes	428,462	202,551
Allowance for credit loss	229,474	1,344,218
Interest payable of convertible notes	460,357	1,555,689
Interest receivable from loan to third party	(390,808)	(386,261)
Stock-Based Compensation		1,209,000
Depreciation	53,377	22,205
Amortization of lease right-of-use assets	96,984	114,791
Inventory provision	7,262	4,328
Fair Value Change in Derivative Liability	(501,544)
Changes in operating assets and liabilities:
Accounts receivable, net	(131,373)	(1,649,559)
Prepaid expenses and other current assets, net	(2,328,278)	(261,232)
Inventories, net	(7,517)	26,328
Accounts payable	(52,376)	(300,654)
Contract liabilities	(24,900)	(325,142)
Accrued expenses and other current liabilities	158,125	66,600
Amounts due from related parties	342,182	341,426
Amounts due to related parties		(314,238)
Tax payable	(11,942)	(166,753)
Operating lease liabilities	(83,034)	(134,909)
Net cash used in operating activities	(3,425,627)	(1,738,971)
Cash flow from investing activities
Proceed from interests on loan to third party	794,379
Repayments of loan to related parties	(727,721)	(99,876)
Proceed of loan from related parties	1,302,539
Loan to third party		(8,640,000)
Net cash provided by/(used in) investing activities	1,369,197	(8,739,876)
Cash flow from financing activities
Proceeds from issuance of Class A ordinary shares	1,500,000
Proceeds from issuance of convertible notes	412,000	9,002,368
Repayments of short-term debts		(32,810)
Repayments of long-term debts	(68,037)	(124,959)
Repayments of other long-term debts		(108,037)
Net cash provided by financing activities	1,843,963	8,736,562
Effect of exchange rate changes	11,161	69,634
Net change in cash and cash equivalents	(201,306)	(1,672,651)
Cash and cash equivalents, beginning of the period	734,711	2,000,732
Cash and cash equivalents, end of the period	533,405	328,081
Supplemental disclosures of cash flow information:
Income tax paid	11,942
Interest expense paid	2,797	33,056
Supplemental disclosures of non-cash activities:
Obtaining right-of-use assets in exchange for operating lease liabilities	$ 3,310	$ 155,160